CONVERTIBLE NOTES PAYABLE (Details Narrative)			3 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 05, 2025 USD ($) d	Mar. 31, 2025 USD ($) d $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Issuance of convertible notes			$ 97,100	$ 0
Convertible promissory note				56,000
Trading days | d			10
Initial consideration obtained			$ 92,000
Original issue discount value			138,836		$ 126,839
Interest and debt expense			26,714	3,498
Amortization debt discount			73,222	26,923
Convertible notes payable			603,829		506,729
Accrued interest			$ 133,572		101,769
Convertible Notes Payable [Member]
Interest rate		10.00%	8.00%
Debt, conversion ratio		45
Convertible promissory note	$ 56,100	$ 51,000	$ 30,000
Original issue discount percentage	10.00%	10.00%
Trading days | d		20
Maturity date		Feb. 04, 2025	Sep. 30, 2021
Initial consideration obtained	$ 51,000
Original issue discount value	$ 5,100
Amortization debt discount			$ 73,222	$ 6,967
Convertible notes payable			30,000		30,000
Unamortized debt discount			138,836		126,839
Accrued interest			105,102		78,388
Four (4) Convertible Notes Payable [Member]
Convertible promissory note			41,000
Fourteen (14) and Twelve (12) Convertible Notes Payable [Member]
Debt default long term debt amount			$ 275,779		$ 273,279
Minimum [Member] | Convertible Notes Payable [Member]
Convertible notes payable, term			5 months
Interest rate			7.00%
Debt, conversion ratio			25
Minimum [Member] | Four (4) Convertible Notes Payable [Member]
Interest rate			8.00%
Debt, conversion ratio			25
Maximum [Member] | Convertible Notes Payable [Member]
Convertible notes payable, term			1 year
Interest rate			10.00%
Conversion price | $ / shares			$ 0.50
Debt, conversion ratio			45
Maximum [Member] | Four (4) Convertible Notes Payable [Member]
Interest rate			10.00%